Investments (Details) - Schedule of investments - USD ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Investments (Details) - Schedule of investments [Line Items]
Short-term investments		$ 5,033
Long-term investments		4,654	400
Financial assets, Total		9,687	400
U.S. Treasury securitie [Member]
Investments (Details) - Schedule of investments [Line Items]
Short-term investments	[1]	3,444
Corporate bonds – marketable investments [Member]
Investments (Details) - Schedule of investments [Line Items]
Short-term investments	[1]	1,589
Long-term investments	[1]	4,254
Other Investments [Member]
Investments (Details) - Schedule of investments [Line Items]
Long-term investments	[2]	$ 400	$ 400

[1]	Level 1 in the fair value hierarchy.
[2]	Not traded in public market and classified as level 3 in the fair value hierarchy.